Stockholders' Equity Deficiency - Common Stock Issued to Employees for Services with Vesting Terms (Details Narrative) - USD ($)	1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2014	May 31, 2014	Jul. 31, 2013	Aug. 31, 2012	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees	140,000
Fair value of shares issued to employees	$ 420,000						$ 683,000
Vesting period of shares granted					1 year 4 months 24 days
Shares vested					$ 129,749	$ 59,234	161,936	$ 329,511
Stock-based compensation expense not yet recognized					$ 614,000		$ 86,000
Reclassication of unvested, issued common stock to paid-in capital
Vesting Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees								40,000
Vesting12 To36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees								100,000
Minimum [Member] | Vesting12 To36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted								12 months
Maximum [Member] | Vesting12 To36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted								36 months
Twenty Twelve Stock Incentive Plan [Member] | Vesting 16 To 60 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees				70,000
Fair value of shares issued to employees				$ 189,000
Twenty Twelve Stock Incentive Plan [Member] | Vesting 31 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees			10,000
Fair value of shares issued to employees			$ 36,000
Vesting period of shares granted			31 months
Twenty Twelve Stock Incentive Plan [Member] | Vesting 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees		10,000
Fair value of shares issued to employees		$ 38,000
Vesting period of shares granted		24 months
Twenty Twelve Stock Incentive Plan [Member] | Minimum [Member] | Vesting 16 To 60 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				16 months
Twenty Twelve Stock Incentive Plan [Member] | Maximum [Member] | Vesting 16 To 60 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				60 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees							100,000
Unvested Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassication of unvested, issued common stock to paid-in capital							$ 149,714